Loans - Nonaccrual and Past Due Loans (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual status, days past due	90 days	90 days
90 Days or More Past Due	$ 7	$ 16		$ 1,316
Purchased Credit Impaired	13,409	14,154		7,498
Loans held for investment	1,810,842	1,799,155	$ 1,404,275	1,359,415
Commercial & Industrial [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired	2,055	2,432		895
Loans held for investment	744,380	788,410	675,812	681,290
Owner occupied commercial real estate [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired	1,063	1,248		1,655
Loans held for investment	166,604	163,592	152,515	156,961
Commerical real estate [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired	7,145	7,261		4,676
Loans held for investment	367,071	339,006	310,379	267,011
Construction, land & land development [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired	57	72		96
Loans held for investment	273,125	240,666	152,327	140,067
Residential mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired	3,089	3,141		176
Loans held for investment	249,591	257,066	107,408	106,362
Consumer and other [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans held for investment	10,071	10,415	$ 5,834	7,724
Originated [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	4,116	10,006		6,197
90 Days or More Past Due		16		1,316
Total loans past due and still accruing	4,116	10,022		7,513
Nonaccrual	6,143	4,274		10,708
Current	1,585,894	1,546,435		1,317,796
Loans held for investment	1,596,153	1,560,731		1,336,017
Originated [Member] | Commercial & Industrial [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	2,898	7,266		4,988
Total loans past due and still accruing	2,898	7,266		4,988
Nonaccrual	3,319	1,789		7,345
Current	718,654	750,755		662,288
Loans held for investment	724,871	759,810		674,621
Originated [Member] | Owner occupied commercial real estate [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	379	1,464		780
90 Days or More Past Due				536
Total loans past due and still accruing	379	1,464		1,316
Nonaccrual	1,029	173
Current	150,626	146,560		152,191
Loans held for investment	152,034	148,197		153,507
Originated [Member] | Commerical real estate [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
90 Days or More Past Due				780
Total loans past due and still accruing				780
Nonaccrual				164
Current	338,709	308,521		253,894
Loans held for investment	338,709	308,521		254,838
Originated [Member] | Construction, land & land development [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	2	677
Total loans past due and still accruing	2	677
Nonaccrual	516	940		587
Current	261,888	228,526		139,280
Loans held for investment	262,406	230,143		139,867
Originated [Member] | Residential mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	728	382		221
90 Days or More Past Due		16
Total loans past due and still accruing	728	398		221
Nonaccrual	1,279	1,277		1,328
Current	109,156	105,600		104,339
Loans held for investment	111,163	107,275		105,888
Originated [Member] | Consumer and other [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	109	217		208
Total loans past due and still accruing	109	217		208
Nonaccrual		95		1,284
Current	6,861	6,473		5,804
Loans held for investment	6,970	6,785		7,296
Acquired [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	3,486	4,314		24
90 Days or More Past Due	7
Total loans past due and still accruing	3,493	4,314		24
Nonaccrual	759	570		652
Purchased Credit Impaired	13,409	14,154		7,498
Current	197,028	219,386		15,224
Loans held for investment	214,689	238,424		23,398
Acquired [Member] | Commercial & Industrial [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	649	137
Total loans past due and still accruing	649	137
Purchased Credit Impaired	2,055	2,432		895
Current	16,805	26,031		5,774
Loans held for investment	19,509	28,600		6,669
Acquired [Member] | Owner occupied commercial real estate [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired	1,063	1,248		1,655
Current	13,507	14,147		1,799
Loans held for investment	14,570	15,395		3,454
Acquired [Member] | Commerical real estate [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	1,139	1,141
Total loans past due and still accruing	1,139	1,141
Nonaccrual	547	570		652
Purchased Credit Impaired	7,145	7,261		4,676
Current	19,531	21,513		6,845
Loans held for investment	28,362	30,485		12,173
Acquired [Member] | Construction, land & land development [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	468	2,048
Total loans past due and still accruing	468	2,048
Purchased Credit Impaired	57	72		96
Current	10,194	8,403		104
Loans held for investment	10,719	10,523		200
Acquired [Member] | Residential mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	1,201	981
Total loans past due and still accruing	1,201	981
Nonaccrual	212
Purchased Credit Impaired	3,089	3,141		176
Current	133,926	145,669		298
Loans held for investment	138,428	149,791		474
Acquired [Member] | Consumer and other [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	29	7		24
90 Days or More Past Due	7
Total loans past due and still accruing	36	7		24
Current	3,065	3,623		404
Loans held for investment	$ 3,101	$ 3,630		$ 428